Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Revenues from Contracts with Customers

For the year ended December 31, 2018, revenues from contracts with customers summarized by Segment Geography and Revenue Stream were as follows:

	2018	2017
United States - Service	$2,440,854	$-
Australia - Service	1,941,078	1,877,755
United States - Contract	40,548	85,919
Australia - Contract	3,123,957	4,389,212
Total	$7,546,437	$6,352,886

Schedule of Reconciliation the Contingent Earn-out Obligations

The table below presents a reconciliation of the fair value of the Company’s contingent earn-out obligations that use significant unobservable inputs (Level 3).

Balance at December 31, 2017	$-
Earn-out liability from acquisition of PVBJ Inc.	175,318
Payments	-
Adjustments to fair value	15,418
Balance at December 31, 2018	$190,736

Schedule of Potential Antidilutive Computation of Basic and Diluted Net Loss Per Share

Dilutive securities for the years ended December 31, 2018 and 2017 were as follows:

	December 31, 2018	December 31, 2017

Options to purchase common stock	955,000	1,050,000
Convertible debt	800,000	-
Totals	1,755,000	1,050,000